Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sales	€ 70	€ 75	€ 24
Royalties and other income	66	97	270
Accounts receivable and other receivables	116	50	151
Purchases and other expenses (including research expenses)	178	747	1,334
Accounts payable and other payables	€ 28	€ 15	€ 342